PROPERTY, PLANT AND EQUIPMENT (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		R$ 45,898,185	R$ 44,408,491
Additions	[1]	10,501,755	10,147,131
Write-offs, net	[2]	(369,905)	(94,330)
Net transfers	[3]	(134,490)	(100,846)
Subletting		(36,800)	1,665
Depreciation		(9,540,632)	(9,139,945)
Balance at end of the period		46,318,147	45,898,185
Write offs, net related to cancellation of lease agreements		335,351	(52,092)
Garliava
PROPERTY, PLANT AND EQUIPMENT
Business combinations			674,166
Liabilities for the acquisition of a company - Vita IT
PROPERTY, PLANT AND EQUIPMENT
Business combinations			1,853
VSS
PROPERTY, PLANT AND EQUIPMENT
Business combinations		34
Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		166,089,423
Balance at end of the period		175,007,967	166,089,423
Accumulated depreciation and amortisation [member]
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		(120,191,238)
Balance at end of the period		(128,689,820)	(120,191,238)
Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		22,314,978	22,661,180
Additions	[1]	166,766	74,814
Write-offs, net	[2]	(2,914)	(8,607)
Net transfers	[3]	4,163,467	2,828,009
Subletting		0	0
Depreciation		(3,375,429)	(3,366,948)
Balance at end of the period		23,266,868	22,314,978
Switching and transmission equipment | Garliava
PROPERTY, PLANT AND EQUIPMENT
Business combinations			126,530
Switching and transmission equipment | Liabilities for the acquisition of a company - Vita IT
PROPERTY, PLANT AND EQUIPMENT
Business combinations			0
Switching and transmission equipment | VSS
PROPERTY, PLANT AND EQUIPMENT
Business combinations		0
Switching and transmission equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		85,373,094
Balance at end of the period		88,601,631	85,373,094
Switching and transmission equipment | Accumulated depreciation and amortisation [member]
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		(63,058,116)
Balance at end of the period		(65,334,763)	(63,058,116)
Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		14,282,867	13,801,906
Additions	[1]	4,540,935	3,208,050
Write-offs, net	[2]	(346,320)	(58,311)
Net transfers	[3]	278,710	310,129
Subletting		(36,800)	1,665
Depreciation		(3,790,213)	(3,522,398)
Balance at end of the period		14,929,179	14,282,867
Infrastructure | Garliava
PROPERTY, PLANT AND EQUIPMENT
Business combinations			541,826
Infrastructure | Liabilities for the acquisition of a company - Vita IT
PROPERTY, PLANT AND EQUIPMENT
Business combinations			0
Infrastructure | VSS
PROPERTY, PLANT AND EQUIPMENT
Business combinations		0
Infrastructure | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		38,168,495
Balance at end of the period		42,700,577	38,168,495
Infrastructure | Accumulated depreciation and amortisation [member]
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		(23,885,628)
Balance at end of the period		(27,771,398)	(23,885,628)
Lending equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		5,149,038	4,330,107
Additions	[1]	102,262	110,072
Write-offs, net	[2]	(133)	7
Net transfers	[3]	1,993,228	2,301,010
Subletting		0	0
Depreciation		(1,842,701)	(1,592,158)
Balance at end of the period		5,401,694	5,149,038
Lending equipment | Garliava
PROPERTY, PLANT AND EQUIPMENT
Business combinations			0
Lending equipment | Liabilities for the acquisition of a company - Vita IT
PROPERTY, PLANT AND EQUIPMENT
Business combinations			0
Lending equipment | VSS
PROPERTY, PLANT AND EQUIPMENT
Business combinations		0
Lending equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		27,432,268
Balance at end of the period		29,511,295	27,432,268
Lending equipment | Accumulated depreciation and amortisation [member]
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		(22,283,230)
Balance at end of the period		(24,109,601)	(22,283,230)
Terminal equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		677,218	1,031,510
Additions	[1]	6,406	2,852
Write-offs, net	[2]	(81)	(81)
Net transfers	[3]	75,793	80,963
Subletting		0	0
Depreciation		(337,951)	(438,026)
Balance at end of the period		421,385	677,218
Terminal equipment | Garliava
PROPERTY, PLANT AND EQUIPMENT
Business combinations			0
Terminal equipment | Liabilities for the acquisition of a company - Vita IT
PROPERTY, PLANT AND EQUIPMENT
Business combinations			0
Terminal equipment | VSS
PROPERTY, PLANT AND EQUIPMENT
Business combinations		0
Terminal equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		6,503,428
Balance at end of the period		6,571,924	6,503,428
Terminal equipment | Accumulated depreciation and amortisation [member]
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		(5,826,210)
Balance at end of the period		(6,150,539)	(5,826,210)
Land [member]
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		252,085	266,946
Additions	[1]	0	0
Write-offs, net	[2]	(2,549)	(14,861)
Net transfers	[3]	0	0
Subletting		0	0
Depreciation		0	0
Balance at end of the period		249,536	252,085
Land [member] | Garliava
PROPERTY, PLANT AND EQUIPMENT
Business combinations			0
Land [member] | Liabilities for the acquisition of a company - Vita IT
PROPERTY, PLANT AND EQUIPMENT
Business combinations			0
Land [member] | VSS
PROPERTY, PLANT AND EQUIPMENT
Business combinations		0
Land [member] | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		252,085
Balance at end of the period		249,536	252,085
Land [member] | Accumulated depreciation and amortisation [member]
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		0
Balance at end of the period		0	0
Other property, plant and equipment [member]
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		632,082	649,604
Additions	[1]	75,836	191,469
Write-offs, net	[2]	(6,214)	(2,346)
Net transfers	[3]	5,530	10,328
Subletting		0	0
Depreciation		(194,338)	(220,415)
Balance at end of the period		512,930	632,082
Other property, plant and equipment [member] | Garliava
PROPERTY, PLANT AND EQUIPMENT
Business combinations			1,589
Other property, plant and equipment [member] | Liabilities for the acquisition of a company - Vita IT
PROPERTY, PLANT AND EQUIPMENT
Business combinations			1,853
Other property, plant and equipment [member] | VSS
PROPERTY, PLANT AND EQUIPMENT
Business combinations		34
Other property, plant and equipment [member] | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		5,770,136
Balance at end of the period		5,836,449	5,770,136
Other property, plant and equipment [member] | Accumulated depreciation and amortisation [member]
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		(5,138,054)
Balance at end of the period		(5,323,519)	(5,138,054)
Construction in progress [member]
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		2,589,917	1,667,238
Additions	[1]	5,609,550	6,559,874
Write-offs, net	[2]	(11,694)	(10,131)
Net transfers	[3]	(6,651,218)	(5,631,285)
Subletting		0	0
Depreciation		0
Balance at end of the period		1,536,555	2,589,917
Construction in progress [member] | Garliava
PROPERTY, PLANT AND EQUIPMENT
Business combinations			4,221
Construction in progress [member] | Liabilities for the acquisition of a company - Vita IT
PROPERTY, PLANT AND EQUIPMENT
Business combinations			0
Construction in progress [member] | VSS
PROPERTY, PLANT AND EQUIPMENT
Business combinations		0
Construction in progress [member] | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		2,589,917
Balance at end of the period		1,536,555	2,589,917
Construction in progress [member] | Accumulated depreciation and amortisation [member]
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		0
Balance at end of the period		R$ 0	R$ 0

[1]	Additions from property, plant and equipment mainly refers to: (i) in 2023: investments mainly concentrated in networks, which included 4G and 5G mobile access, transmission backhaul, backbone and network and FTTH customers. The investments helped sustain our commercial and revenue growth, whilst maintaining the quality of services provided and were also designed to prepare us for medium-term growth.; (ii) in 2022: expansion of the fiber network, maintenance and expansion of the 4G mobile network and launch of the 5G mobile network in Brazilian capitals, in addition to investments to integrate Oi Móvel customers.
[2]	In infrastructure, includes the amounts of R$335,351 and R$52,092 in 2023 and 2022, respectively, referring to the cancellation of lease agreements.
[3]	Total balances refer to transfers between classes of fixed and intangible assets (note 14.c).